Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (offered by the Registrant)
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 33,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,871.00
Offering Note	Offering size related information shall be determinated.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (offered by the Selling Stockholders)
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 22,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,914.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (subject to Over-Allotment Option, offered by Registrant)
Amount Registered | shares	225,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 4,950,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 430.65
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (subject to Over-Allotment Option, offered by Selling Stockholders)
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 3,300,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 287.10
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Representative 's Warrants
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 2,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 239.25
Offering Note	Represents warrants to purchase up to 1,000,000 shares of Common Stock issuable to the representative of the underwriters as part of underwriting compensation. The shares of Common stock underlying such warrants are being registered hereby.